FAIR VALUE - Available for Sale Investment Portfolio (Details) - Ardellis	12 Months Ended
Dec. 26, 2015 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 6,800,000
Gain/Loss	(57,000)
Fair Value	6,743,000
Fixed Income
Schedule of Available-for-sale Securities [Line Items]
Cost	3,362,000
Gain/Loss	(12,000)
Fair Value	3,350,000
Equity
Schedule of Available-for-sale Securities [Line Items]
Cost	3,438,000
Gain/Loss	(45,000)
Fair Value	3,393,000
Interest Income
Schedule of Available-for-sale Securities [Line Items]
Net realized gain	$ 35,600